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                           COLUMBIA FUNDS SERIES TRUST

Corporate Bond Portfolio                                            Columbia Marsico Growth Fund
Mortgage- and Asset-Backed Portfolio                                Columbia Marsico International Opportunities Fund
Columbia Asset Allocation Fund II                                   Columbia Maryland Intermediate Municipal Bond Fund
Columbia California Intermediate Municipal Bond Fund                Columbia Masters Global Equity Portfolio
Columbia Convertible Securities Fund                                Columbia Masters Heritage Portfolio
Columbia Georgia Intermediate Municipal Bond Fund                   Columbia Masters International Equity Portfolio
Columbia Global Value Fund                                          Columbia Mid Cap Index Fund
Columbia High Income Fund                                           Columbia Mid Cap Value Fund
Columbia International Value Fund                                   Columbia Multi-Advisor International Equity Fund
Columbia LifeGoal Balanced Growth Portfolio                         Columbia North Carolina Intermediate Municipal Bond Fund
Columbia LifeGoal Growth Portfolio                                  Columbia Short Term Bond Fund
Columbia LifeGoal Income and Growth Portfolio                       Columbia Short Term Municipal Bond Fund
Columbia LifeGoal Income Portfolio                                  Columbia Small Cap Growth Fund II
Columbia Large Cap Core Fund                                        Columbia Small Cap Index Fund
Columbia Large Cap Enhanced Core Fund                               Columbia Small Cap Value Fund II
Columbia Large Cap Index Fund                                       Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Large Cap Value Fund                                       Columbia Total Return Bond Fund
Columbia Marsico 21st Century Fund                                  Columbia Virginia Intermediate Municipal Bond Fund
Columbia Marsico Focused Equities Fund

                                  (THE "FUNDS")


                       SUPPLEMENT DATED DECEMBER 22, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

         Effective immediately, the statement of additional information for all share classes of Funds is hereby supplemented by replacing the section entitled "Compensation" under the heading "Portfolio Managers" with the following:

         COMPENSATION

         As of the Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.



                                                              INT-50/115952-1206